SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

20. SHARE-BASED COMPENSATION

In December 2005, the Company adopted the 2006 Option Plan (the “2006 Plan”). The 2006 Plan provides for the granting of share options to employees, officers, directors, advisors or consultants of the Company. These options were granted with exercise prices denominated in U.S. dollars, which is the functional currency of the Company. The Company has reserved 140,441,231 ordinary shares for issuance under the 2006 Plan. The maximum term of any issued stock option is ten years from the grant date. These awards vest over a four-year schedule for employees, officers, and directors as stated below:

(1)                                                      One-sixth of the options shall be vested upon the first anniversary of the grant date;

(2)                                                      One-twelfth of the options shall be vested upon the last day of each three-month period of the second and third year after the grant date; and

(3)                                                      One-twenty fourth of the options shall be vested upon the last day of each three-month period of the fourth year after the grant date.

In November 2010, the Company adopted the 2010 Share Incentive Plan (the “2010 Plan”) which was approved by the Board of Directors. The 2010 Plan permits the grant of options to purchase the Company’s Class A ordinary shares, restricted shares and restricted share units as deemed appropriate by the administrator under the 2010 Plan. The maximum aggregate number of Class A ordinary shares that may be issued pursuant to all awards under the 2010 Plan is 100,000,000 shares. The award terms are generally granted at the fair market value of the ordinary shares at the date of grant and generally vest over a four-year schedule. The maximum term of any issued stock option is ten years from the grant date.

In September 2012, the Company amended and restated the 2010 Plan with the Youku Tudou Inc. Share Incentive Plan (the “Youku Tudou Plan”). The major changes made to the 2010 plan are to change the name of the plan and to increase the number of Class A ordinary shares available for issuance under the plan by 100,799,784 shares, which represent the number of reserved but unissued shares under Tudou’s 2010 Share Incentive Plan (the Tudou Plan”), as adjusted to give effect to the Merger which resulted in Tudou becoming a wholly-owned subsidiary of the Company as of August 23, 2012. Meanwhile, the Tudou Plan was amended and restated with the Amended and Restated Tudou Holdings Limited 2010 Share Incentive Plan (the “Amended Tudou Plan”) to, among other things, decrease the total number of reserved shares under the Tudou Plan by 100,799,784 shares. The Tudou Plan has been cancelled and assumed by the Company upon the closing of the Merger as of August 23, 2012. The maximum aggregate number of Class A ordinary shares that may be issued pursuant to all awards under the Youku Tudou Plan is 200,799,784 shares. The award terms are generally granted at the fair market value of the ordinary shares at the date of grant and generally vest over a four-year schedule as stated below:

(1)                                 One-sixth of the options shall be vested upon the first anniversary of the grant date;

(2)                                 One-twelfth of the options shall be vested upon the last day of each three-month period of the second and third year after the grant date; and

(3)                                 One-twenty fourth of the options shall be vested upon the last day of each three-month period of the fourth year after the grant date.

Or:

(1)                                 One-fourth of the options shall be vested upon the first anniversary of the grant date; and

(2)                                 One-sixteenth of the options shall be vested upon the last day of each three-month period of the second, third and fourth year after the grant date.

The maximum term of any issued stock option is ten years from the grant date. In accordance with ASC 718-10, all share-based payments to employees are measured in the consolidated financial statements based on their grant-date fair values. Compensation expense is recognized on a straight-line basis, net of estimated forfeitures over the requisite service period with a graded vesting schedule.

Stock options

The following table summarizes the stock option activity under the 2006 Plan and Youku Tudou Plan for the year ended December 31, 2012:

Stock options	Number of shares	Weighted- average exercise price (US$)	Weighted- average grant-date fair value (US$)	Weighted- average remaining contractual life (years)	Aggregate intrinsic value (US$)
Outstanding, January 1, 2012	126,194,004	0.1842	0.1093
Granted	7,933,122	1.0389	0.5508
Granted as replacement awards to Tudou option holders upon Merger	57,291,678	0.4443	0.6366
Exercised	(41,815,008)	0.0874	0.0522
Forfeited	(4,842,828)	0.4508	0.3458
Outstanding, December 31, 2012	144,760,968	0.3530	0.3507	5.94	96,544

Vested and expected to vest at December 31, 2012	140,297,934	0.3449	0.3448	5.87	94,714

Exercisable at December 31, 2012	96,761,772	0.2322	0.2949	5.04	75,769

Pursuant to the Merger on August 23, 2012, the Company issued replacement awards to Tudou option holders (Note 3). Each of Tudou’s stock options outstanding immediately prior to the effective time of the Merger has been cancelled in exchange for the right to receive 7.177 stock options of Youku and the exercise price of each replacement award was also adjusted accordingly. In the Merger, Youku exchanges its share-based payment awards for awards held by employees of Tudou, and the replacement award continues to have, and is subject to, the same terms and conditions applicable to Tudou’s option immediately prior to the Merger. The total incremental share based compensation expense relating to post-combination service was RMB78,063 (US$12,530), with RMB12,487 (US$2,004) recognized as additional share based compensation cost for the year ended December 31, 2012 and RMB65,576 (US$10,526) to be recognized over the remaining vesting period of 2.78 years.

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary shares as of December 31, 2012 and the exercise price of the options. Forfeitures are estimated at the time of grant based upon the Company’s historical and expected forfeitures for stock options granted and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. To the extent actual forfeitures is different from the Company’s estimate, actual share based compensation costs related to these awards may be different from the expectation.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2010, 2011, and 2012 was US$0.2139, US$0.7350, and US$0.5508, respectively.

Total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was US$411, US$7,141 and US$46,421, respectively.

Total fair value of options vested during the years ended December 31, 2010, 2011 and 2012 was US$810, US$3,249 and US$4,836, respectively.

As of December 31, 2012, there was RMB114,494 (US$18,378) of unrecognized share-based compensation cost related to stock options, which are expected to be recognized over a weighted-average vesting period of 2.80 years. To the extent the actual forfeiture rate is different from the Company’s estimate, actual share-based compensation related to these awards may be different from the expectation.

The binomial option pricing model is used to determine the fair value of the stock options granted to employees. The binomial model requires the input of highly subjective assumptions, including the expected stock price volatility and the sub-optimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The sub-optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The following table presents the assumptions used to estimate the fair values of the stock options granted in the years presented:

	2010	2011	2012
Risk-free interest rate	2.652 to 3.86%	2.23%	2.16%
Dividend yield	—	—	—
Expected volatility range	60.70 to 63.00%	55.80%	52.00%
Sub-optimal early exercise factor	2 times	2 times	2-3 times

Non-vested restricted stock units

The fair value of each non-vested restricted stock unit is based on the fair market value of the underlying ordinary shares on the date of grant.

A summary of non-vested restricted stock unit activity under the Youku Tudou Plan for the year ended December 31, 2012 is presented below:

Non-vested restricted stock units	Number of non-vested restricted stock units	Weighted average grant-date fair value (US$)
Non-vested, January 1, 2012	27,229,086	1.4258
Granted	22,340,016	1.1603
Forfeited	(9,081,702)	1.4587
Vested	(580,320)	1.3448
Non-vested, December 31, 2012	39,907,080	1.2708

As of December 31, 2012, there was RMB287,776 (US$46,191) of unrecognized share-based compensation cost related to restricted stock units, which are expected to be recognized over a weighted-average vesting period of 2.91 years. To the extent the actual forfeiture rate is different from the Company’s estimates, actual share-based compensation related to these awards may be different from the expectation.

Total compensation costs recognized for the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Cost of revenues	918	3,894	12,751	2,047
Product development	3,049	12,233	26,157	4,198
Sales and marketing	5,954	14,196	28,741	4,613
General and administrative	2,069	17,171	50,569	8,117

Total	11,990	47,494	118,218	18,975